Cover Page	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001163653
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	NOMURA HOLDINGS, INC.
Current Fiscal Year End Date	--03-31
Amendment Description	Nomura Holdings, Inc. (the “Company”) is furnishing this amendment on Form 6-K/A (“Amendment No. 1”) in order to amend our interim report on Form 6-K containing our Interim Operating and Financial Review for the period ended September 30, 2023 (the “Original Form 6-K Filing”) which was originally furnished to the U.S. Securities and Exchange Commission (the “SEC”) on December 15, 2023 (the “Original Form 6-K Filing Date”). Along with Amendment No. 1, the Company is also refiling amendment on Form 20-F/A (“Form 20-F Amendment No. 1”) separately in order to amend our annual report on Form 20-F for the year ended March 31, 2023 (the “Original Form 20-F Filing”) which was filed with the SEC on June 28, 2023. References to our Annual Report on Form 20-F for the year ended March 31, 2023 contained herein are to such Form 20-F as amended by the Form 20-F Amendment No. 1 (to the extent so amended), unless otherwise stated. The purpose of this Amendment No.1 is as follows: • To restate the Company’s interim consolidated financial statements (unaudited) as of September 30, 2023 and for the three-month and six-month periods ended September 30, 2022 and 2023 (such restated interim consolidated financial statements are referred to as the “Restated Interim Financial Statements”) to correct certain material presentation and classification errors identified within the Company’s consolidated statement of cash flows for the six-month periods ended September 30, 2022 and 2023 on page F-10 to F-11 (“the cash flow statement errors”); • To amend relevant footnote disclosures in the interim consolidated financial statements (unaudited) related to the consolidated statements of cash flows for the six months ended September 30, 2022 and 2023; • To amend disclosure within “Consolidated Regulatory Capital Requirements” in Exhibit 1 to correct the Company’s Risk-Weighted Assets, Consolidated Capital Adequacy Ratios and External TLAC Ratios as of September 30, 2023; • To amend disclosure within “Liquidity and Capital Resources” in Exhibit 1 to update disclosures related to the consolidated statements of cash flows for the six months ended September 30, 2022 and 2023; • To newly include disclosure under “Controls and Procedures” in Exhibit 1 concerning our disclosure controls and procedures, our internal control over financial reporting and certain related matters; • To include the revised report of the Company’s independent registered public accounting firm, Ernst & Young ShinNihon LLC, on the Restated Financial Statements on page F-99 of this Amendment No. 1; • To include an updated acknowledgement letter from the Company’s independent registered public accounting firm, Ernst & Young ShinNihon LLC; and • To include updated XBRL information (including the relevant exhibits). Other than the changes expressly described above, the Amendment No.1 continues to present information as of the Original Form 6-K Filing Date and has not been amended, supplemented, or updated to reflect any new information, other circumstances or subsequent events which have occurred since the Original Form 6-K Filing Date. Accordingly, this Amendment No.1 should be read in conjunction with the Company’s reports filed with or furnished to the SEC subsequent to the Original Form 6-K Filing Date. The furnishing of this Amendment No.1 should not be understood to mean that any other statements, disclosures or information contained in the Original Form 6-K Filing, continue to be true and complete as of any date subsequent to the Original Form 6-K Filing Date, other than as expressly described above. See Note 1. “Summary of Accounting Policies” in the interim consolidated financial statements included in this Amendment No.1 for further details of the nature of the cash flow statement errors.